Common Shares (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Share Capital

	June 30, 2024	December 31, 2023
(Number of shares of $0.10 each)
Authorized shares	315,000,000	315,000,000

	June 30, 2024	December 31, 2023
(Number of shares of $0.10 each)
Issued	264,080,391	264,080,391
Treasury shares	13,448,389	11,498,355
Outstanding	250,632,002	252,582,036